SCHEDULE OF COMMON STOCK ISSUED (Details) (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Stock option exercise price	$ 97.35	$ 97.35